Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Englobe	Other	Aggregate Acquisitions

Accounts receivable	$71,128	$30,253	$101,381
Contract assets	35,621	5,931	41,552
Other current assets	3,677	5,363	9,040
Current assets, excluding cash	110,426	41,547	151,973
Fixed assets	22,248	2,008	24,256
Operating lease right-of-use assets	22,156	14,258	36,414
Other non-current assets	11,073	4,019	15,092
Non-current assets	55,477	20,285	75,762
Accounts payable and accrued expenses	28,957	8,640	37,597
Accrued compensation	23,311	11,131	34,442
Contract liabilities	14,617	3,364	17,981
Operating lease liabilities	4,581	3,467	8,048
Other current liabilities	4,515	1,768	6,283
Current liabilities	75,981	28,370	104,351
Operating lease liabilities	17,575	12,516	30,091
Deferred income tax, net	48,935	4,994	53,929
Other non-current liabilities	500	2,625	3,125
Non-current liabilities	67,010	20,135	87,145
	$22,912	$13,327	$36,239

Cash consideration, net of cash acquired of $33,294	$450,175	$67,001	$517,176
Subsidiary equity consideration	-	24,078	24,078
Acquisition date fair value of contingent consideration	-	4,753	4,753
Total purchase consideration	$450,175	$95,832	$546,007

Acquired intangible assets (note 10)
Finite life	$216,994	$40,940	$257,934
Goodwill	$267,749	$41,565	$309,314
Redeemable non-controlling interest (note 16)	$57,480	$-	$57,480
Aggregate
Acquisitions

Current assets, excluding cash	$15,372
Non-current assets	9,286
Current liabilities	6,653
Long-term liabilities	8,445
$9,560

Cash consideration, net of cash acquired of $7,278	$60,343
Acquisition date fair value of contingent consideration	3,962
Total purchase consideration	$64,305

Acquired intangible assets (note 10)
Finite life	$44,567
Goodwill (note 11)	$34,369
Redeemable non-controlling interest (note 16)	$24,191
	Revenues	Net earnings

Actual from acquired entities for 2024	$215,654	$2,766
Supplemental pro forma for 2024 (unaudited)	5,134,012	232,462
Supplemental pro forma for 2023 (unaudited)	4,842,597	115,960